December 22, 2010

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	The Calvert Fund Form N-14 Reorganization of Calvert Short-Term Government Fund into Calvert Government Fund

Ladies and Gentlemen:

Transmitted is a Form N-14 for Calvert Government Fund, a series of The Calvert Fund, pursuant to Rule 488 of the Securities Act of 1933, with a proposed effective date of January 31, 2011.

The purpose of the filing is to reorganize Calvert Short-Term Government Fund into Calvert Government Fund, both series of The Calvert Fund, a Massachusetts business trust.

Please feel free to contact me at 301-657-7045 with any questions about this filing.

Sincerely,

/s/ Lancelot A. King

Lancelot A. King
Associate General Counsel

cc:	Valerie Lithotomos, Esq. Division of Investment Management Securities and Exchange Commission